Grants (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Grants
Capital grants	€ 11,010	€ 11,311
Interest rate grants (preference loans)	812	885
Total Grants	11,822	12,196
Grants transferred to consolidated statement of profit and loss	€ 323	€ 1,154	€ 1,227